July 20, 2006


Susan Block, Esq.
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 3561
Washington, D.C.  20549

Re:      Structured Products Corp.
         Amendment No. 1 to Registration Statement on Form S-3
         Filed June 27, 2006
         File No. 333-133978


Dear Ms. Block:

     This letter responds to comments of the Securities and Exchange Commission staff (the "STAFF") contained in your letter, dated July 10, 2006 (the "COMMENT LETTER"), regarding the above referenced Amendment No. 1 to Registration Statement ("AMENDMENT NO. 1"). In the text that follows, each comment expressed by the Staff in the Comment Letter is repeated in its entirety and numbered to correspond with its number in the Comment Letter. Each comment is followed by a response made on behalf of Structured Products Corp. (the "REGISTRANT").

     We have also enclosed three copies of this letter and of Amendment No. 2 to Registration Statement ("AMENDMENT NO. 2"), filed by the Registrant today. Please note that Amendment No. 2 contains a prospectus (the "BASE PROSPECTUS") and a form of prospectus supplement (the "PROSPECTUS SUPPLEMENT"). Each copy of Amendment No. 2 is blacklined to reflect all of the revisions that were made to Amendment No. 1. We have also enclosed three copies of an updated form of qualified Trust Agreement which we have revised to comply with the new requirements in Exchange Act Rule 15d-18 and which is marked to show changes made to comply with Regulation AB.

     In the text that follows, page references in the headings refer to page numbers of Amendment No. 1; page numbers in the text of our responses refer to page numbers in the enclosed blacklined copy of Amendment No. 2 and related exhibits.

     Each capitalized term that is used in this letter without definition has the meaning specified in the base prospectus or the form of prospectus supplement included in Amendment No. 2.

PROSPECTUS SUPPLEMENT
GENERAL

1. We note your response to our prior comment 6, but reissue the comment. Please confirm to us that in no eventuality will you use an "index" which is not an index of interest rates for debt, e.g. a commodities or stock index. From your response, it is unclear to us what you mean by "other indexes." Please clarify what you mean in your response.

     RESPONSE: The Registrant confirms that, absent prior discussion with, and approval of, the Staff, it will not use an "index" which is not an index of interest rates for debt, e.g., a commodities or stock index. For these purposes, Registrant understands the term "index of interest rates for debt" to mean an index, such as an index based on a CD Reference Rate, a Commercial Paper Reference Rate, LIBOR, the Federal Funds Rate or a Treasury Reference Rate (as each is described in the base prospectus), which is recognized in the market as associated with determining a rate of interest on debt instruments.

SUMMARY, S-1
ADDITIONAL UNDERLYING SECURITIES, PAGE S-4

2. We note your added disclosure in response to our prior comment 7. Please advise us how the addition of underlying securities would meet the requirement in the definition of asset-backed security that the asset pool be discrete.

     RESPONSE: Item 1101(c)(3)(i) of Regulation AB provides that, notwithstanding the requirement in Item 1101(c)(1) that an asset pool be a "discrete" pool of assets, an asset pool will be considered to be discrete for purposes of being considered an "asset-backed security" where "[t]he offering related to the securities contemplates adding additional assets to the pool that backs such securities in connection with future issuances of asset-backed securities backed by such pool." As disclosed in each of the base prospectus and prospectus supplement, the acquisition of additional of Underlying Securities by the Issuing Entity following the initial issuance of Certificates supported by the asset pool consisting of the original Underlying Securities will occur only in connection with a subsequent issuance of additional Certificates supported by an expanded asset pool consisting of the original Underlying Securities and the additional Underlying Securities. We respectfully submit, therefore, that the requirement in the definition of "asset-backed security" that the asset pool be discrete is satisfied by virtue of Item 1101(c)(3)(i) of Regulation AB.

3. Also, we could not locate disclosure in the base prospectus regarding the ability to add underlying securities.

     RESPONSE: The Registrant notes the comment above and has added disclosure in the base prospectus regarding the ability to add underlying securities.

4. While we note your response to prior comment 10, please revise your subheading to indicate that you are also summarizing additional issuances of certificates.

     RESPONSE: The Registrant notes the comment above and has revised the relevant subheading to indicate that we are also summarizing additional issuances of certificates.

[CALL [RIGHTS] [WARRANTS], S-6

5. Please confirm that, consistent with the disclosure in the base prospectus, any call rights or warrants granted by the issuing entity (including those described in the form of prospectus supplement), that entitle their holders to call the Certificates for redemption or to purchase the Deposited Assets, will be exercisable only when the aggregate principal balance of the outstanding Deposited Assets for such Series at the time of purchase is less than 10% of the aggregate principal balance of the Deposited Assets at the Cut-off Date for that Series. We also note your disclosure on page S-27 and page 50 of the base prospectus.

     RESPONSE: Exercise of the call rights or warrants granted by the issuing entity will not be restricted to circumstances where the aggregate principal balance of the outstanding Deposited Assets for such Series at the time of purchase is less than 10% of the aggregate principal balance of the Deposited Assets at the Cut-off Date for that Series. The Registrant has removed this limitation from the disclosure set forth in the base prospectus. Consistent with
Item 1113(f)(2) of Regulation AB, if the Certificates are subject to any call right or warrant that may be exercised when 25% or more of the original principal balance of the Underlying Securities is still outstanding, the title of the Certificates will include the word "callable," as indicated in the prospectus supplement. The call rights or warrants will be initially held by the Registrant or an affiliate and may be sold or transferred by the initial holder in private transactions to qualified institutional buyers as defined in Rule 144A under the Securities Act.

DESCRIPTION OF SWAP AGREEMENT, S-27

6. We note your revised disclosure in the base prospectus at page 39 that, "any put or call will be designed to assure the servicing or timely distribution of proceeds to Certificateholders and will thus (sic) be an 'eligible asset' within the meaning of Rule 3a-7(b)(1) under the Investment Company Act." Please further explain why the put options described, which would entitle the issuing entity to put to the Swap Counterparty the Certificates at par, and call option are otherwise consistent with Rule 3a-7 under the Investment Company Act of 1940. In so doing, please explain in detail the terms under which the issuing entity would exercise such put options. Also, please explain when the issuing entity would acquire call options and when those call options would be exercised by the issuing entity.

     RESPONSE: It is anticipated that any put will be entered into by the Issuing Entity in order to protect the Issuing Entity from a decline in the market value of the Underlying

Securities. By having the ability to put the Underlying Securities at par plus accrued interest, the Issuing Entity would ensure that there are sufficient proceeds from the exercise of the put to enable it to redeem the Certificates at par plus accrued interest, notwithstanding the possibility that at the time of the put exercise, the value of the Underlying Securities may be less than par plus accrued interest. Accordingly, the put will be designed to assure the servicing or timely distribution of proceeds to Certificateholders within the meaning of Rule 3a-7(b)(1) under the Investment Company Act. The Issuing Entity will automatically exercise the put upon the occurrence of certain events specified in the related prospectus supplement (e.g., where the Underlying Securities may be outstanding on the final scheduled distribution date with respect to the Certificates), unless otherwise instructed by the Certificateholders, if the market value of the Underlying Securities is less than the par value of the Underlying Securities plus accrued interest thereon. It is not anticipated that an Issuing Entity will ever acquire a call option.

BASE PROSPECTUS

OTHER DEPOSITED ASSETS, PAGE 36

7. Please revise to explain or tell us on a supplemental basis what is meant by "assets ancillary or incidental to the Underlying Securities."

     RESPONSE: The term "assets ancillary or incidental to the Underlying Securities" is meant to include only (i) any Credit Support (as described in the base prospectus under the heading "Credit Support") acquired by the Issuing Entity, such as a letter of credit, a surety bond, financial guaranty insurance, or one or more interest rate or currency swaps, caps, floors, collars puts or calls, (ii) any cash or permitted investments held by the Issuing Entity in a reserve account (as described in the base prospectus under the heading "Credit Support - Reserve Account"), and (iii) any proceeds obtain by the Issuing Entity with respect to the Underlying Assets or any Credit Support. The Registrant has revised the relevant text in the base prospectus to clarify this provision.

CREDIT SUPPORT, PAGE 37
FINANCIAL GUARANTY INSURANCE, PAGE 39

8. We note your response to our prior comment 12 and reissue the comment. Please briefly explain how the financial guaranty insurance will operate. Your should provide a description of all anticipated credit enhancements in the base.

     RESPONSE: The precise terms, conditions and operational provisions of the financial guaranty insurance will vary from transaction to transaction.
Accordingly, Registrant has added bracketed language to the prospectus supplement indicating that it will describe the material terms, conditions and operational provisions of any financial guaranty insurance policy which may apply to a particular Series. It is anticipated that any financial guaranty insurance policy will resemble those commonly issued by mono-line insurers providing credit enhancement to asset-backed securities.

9. Also, while we note your response to prior comment 12, please revise to indicate that you will disclose the financial information as outlined in 1114(b)(2)(a) if the entity will be liable or contingently liable to provide payments representing 10% or more, but less than 20%.

     RESPONSE: The Registrant notes the comment above and has made the necessary change.

10. We note your response to prior comment 13. Please provide your analysis as to why the financial guaranty policy is a security exempt from registration. Refer to Section 3 of the Securities Act.

     RESPONSE: The Registrant respectfully reiterates its response to prior comment 13 that because Certificateholders will have no right to directly enforce the policy or any terms thereof, it is our view that the financial guaranty policy will not constitute a separate security in the form of a "guarantee" within the meaning of Section 2(a)(1) of the Securities Act, but instead operates as a credit enhancement feature of the Certificates. To the extent the financial guaranty policy were viewed as a separate security, we believe that the financial guaranty policy would be an exempted security pursuant to Section 3(a)(8) of the Securities Act to the extent issued by a corporation subject to the supervision of the insurance commissioner, bank commissioner or any agency or officer performing like functions, of any state or territory of the United States of the District of Columbia.

RETAINED INTEREST, ADMINISTRATIVE AGENT COMPENSATION AND PAYMENT OF EXPENSES, PAGE 43

11. We note your response to prior comment 18, however,  your disclosure on page
43  does  not  comport  with  your  response.   Please  revise  your  disclosure
accordingly.

     RESPONSE: The Registrant notes the comment above and has made the necessary change.

     If you have any questions regarding this response letter, please do not hesitate to call me at (212) 506-5041 or Craig Stearns at (212) 506-3780.

     Thank you.


                                       Sincerely yours,

                                       /s/ Al B. Sawyers
                                       -----------------------------
                                       Al B. Sawyers


cc.: Rolaine Bancroft, Esquire